Inventories (Details narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Inventories Abstract
Cost of inventories recognized as expense amounted	$ 52,996	$ 41,559
Cost in Stament Income	8,529	41,559
Discontinued operations			$ 44,467